Taxation - Schedule of Reconciliation of Company’s Effective Income Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciliation of Company’s Effective Income Tax Rate [Abstract]
Statutory income tax rate of the PRC	25.00%	25.00%
Permanent differences	3.70%	(4.50%)
Change in valuation allowance	(20.40%)	(12.50%)
Effect of preferential tax rate	(7.20%)	(2.60%)
Others	(1.10%)	(5.40%)
Effective income tax rate